SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

6.SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with IFRS 8, Operating Segments, the Company’s operating segments are based on the management approach. Accordingly, segments must be classified and disclosed based on the criteria used internally by the chief operating decision maker (CODM) for the allocation of resources and the evaluation of performance of the components of SCHMID. The Chief Executive Officer, who allocates resources and evaluates segment performance based on the reports regularly submitted to him is the CODM.

During the first half of 2023, in connection with the planned Business Combination transaction, management established a new management reporting and governance structure. The segment reporting of the historical combined financial statements as of and for the years ended December 31, 2023, 2022 and 2021 reflects the current management reporting structure.

As the CODM examines the Company’s performance from a product perspective and has therefore identified two operating segments:

(1)	Technical equipment and processes includes mainly the sale of machines including installation and extended warranties.
(2)	Spare parts and services includes the sale of spare parts as well as services including repairs, modifications of machines and inspections.

The operating segments are also the reporting segments of the Company.

The performance of the operating segments is measured on the basis of revenue and segment adjusted EBITDA, as measured for management reporting purposes. The measure is defined as net profit (loss) calculated in accordance with IFRS before financial result, including result from at equity investments, taxes, depreciation and amortization.

Assets are neither allocated to the operating segments nor regularly provided to the CODM.

SCHMID’s key financial metrics by segment are as follows:

	2023
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,743	11,503	—	90,246
Segment adjusted EBITDA	12,872	3,787	22,440	39,099

	2022
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,778	16,280	—	95,058
Segment adjusted EBITDA	14,155	9,329	(3,546)	19,937

	2021
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	27,587	11,894	—	39,481
Segment adjusted EBITDA	1,868	6,873	(11,276)	(2,534)

The column “Other” includes costs related to head office and group services as well as certain effects not directly attributable to the operating segments. In the financial year ended December 31, 2023 the increase in “Other” is mainly due to the reversal of the impairment of the Silicon receivables (see notes 5. Significant Events in the Period ended December 31, 2023 and 13. Reversal of Impairment of Financial Assets, net) and the gain resulting from bonus payments relating to disposals of several entities (see note 5. Significant Events in the Period ended December 31, 2023 ).

Reconciliation from total segment adjusted EBITDA to income (loss) for the period according to IFRS:

in € thousand	2023	2022	2021
Total segment adjusted EBITDA	39,099	19,937	(2,534)
Financial result	9,594	(11,988)	(14,654)
Amortization and depreciation	(6,904)	(6,283)	(4,893)
Share of profit (loss) in joint ventures	(1,057)	—	—
Income tax benefit (expense)	(2,778)	1,924	(5,195)
Net income (loss) for the period	37,953	3,591	(27,277)

Revenue can be split into the following geographical areas:

in € thousand	2023	2022	2021
China	15,308	39,424	17,652
Taiwan	1,634	12,846	3,814
USA	17,522	11,478	3,375
Germany	9,577	10,743	5,390
Malaysia	16,681	7,915	—
Austria	17,810	3,928	3,793
Other	11,714	8,724	5,457
Total	90,246	95,058	39,481

The revenues are allocated based on the country of the customer receiving the service or goods.

There are three customers in 2023 with a revenue share of more than 10 % individually of the total revenues. The revenue with the first customer amounts to €17,649 thousand (2022: €25,092 thousand, 2021: €9,931 thousand), €16,361 thousand for the second customer (2022: €11,876 thousand, 2021: €— thousand) and €12,280 thousand for the third customer (2022: €— thousand, 2021:€— thousand). Revenue for these three customers is recognized within both the “Technical equipment and processes” and “Spare parts and services” operating segments.

Non-current assets are distributed among geographical areas as follows:

in € thousand	12/31/2023	12/31/2022
Germany	26,853	28,334
China	2,504	1,922
Other	376	266
Total	29,733	30,523

The non-current assets include property, plant and equipment as well as intangible assets.